Gains on Derivative Instruments and Other Financial Items, Net -Financial Items (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign exchange (loss)/gain on operations	$ (1,427)	$ 1,168
Financing arrangement fees and other related costs	(799)	(5,964)
Amortization of debt guarantees	1,034	1,341
Others	(183)	(129)
Other financial items, net	$ (1,375)	$ (3,584)